EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of earnings per share

	Years ended December 31,
(Number of common shares in thousands)	2020	2019
Basic weighted average shares outstanding:	1,257,163	1,252,316
Weighted average shares dilution adjustments:
Stock options	3,218	1,679
Restricted share units	2,929	3,181
Restricted performance share units	4,660	5,168
Diluted weighted average shares outstanding	1,267,970	1,262,344

Weighted average shares dilution adjustments - exclusions:(a)
Stock options (b)	165	3,870
Restricted share units	—	—
Restricted performance share units	—	—

(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2020 and 2019, the average share price used was $7.00 and $3.97, respectively.